Consolidated Statement of Changes in Equity $ in Millions	CAD ($)	Equity attributable to owners of parent CAD ($)	Common shares CAD ($) shares	Contributed surplus CAD ($)	Accumulated other comprehensive income CAD ($)	Retained earnings CAD ($)	Non-controlling interests CAD ($)
Number of shares (in shares) at Mar. 31, 2019 | shares			265,447,603
Balances, beginning of year at Mar. 31, 2019	$ 2,382.5	$ 2,303.8	$ 649.6	$ 24.8	$ 199.0	$ 1,430.4	$ 78.7
Net Income (loss)	318.9	311.4				311.4	7.5
Other comprehensive (loss) income	7.2	4.0			(5.8)	9.8	3.2
Total comprehensive (loss) income	326.1	315.4			(5.8)	321.2	10.7
Exercise of stock options (in shares) | shares			1,553,846
Exercise of stock options	26.5	26.5	$ 30.2	(3.7)
Optional cash purchase of common shares (in shares) | shares			2,433
Optional cash purchase of common shares	0.1	0.1	$ 0.1
Repurchase and cancellation of common shares (in shares) | shares			(1,493,331)
Repurchase and cancellation of common shares	(49.6)	(49.6)	$ (3.8)			(45.8)
Share-based payments expense	5.8	5.8		5.8
Transactions with non-controlling interests	(2.2)	(1.4)				(1.4)	(0.8)
Stock dividends (in shares) | shares			109,076
Stock dividends	0.0	0.0	$ 3.4			(3.4)
Cash dividends	(110.9)	(110.9)				(110.9)
Number of shares (in shares) at Mar. 31, 2020 | shares			265,619,627
Balances, end of year at Mar. 31, 2020	2,578.3	2,489.7	$ 679.5	26.9	193.2	1,590.1	88.6
Net Income (loss)	(47.5)	(47.2)				(47.2)	(0.3)
Other comprehensive (loss) income	(140.1)	(134.3)			(135.1)	0.8	(5.8)
Total comprehensive (loss) income	(187.6)	(181.5)			(135.1)	(46.4)	(6.1)
Issuance of common shares under an equity offering (in shares) | shares			27,048,671
Issue of equity	822.7	822.7	$ 822.7
Subscription receipts issuance-related costs	(12.5)	(12.5)		(12.5)
Exercise of stock options (in shares) | shares			687,165
Exercise of stock options	12.3	12.3	$ 14.0	(1.7)
Share-based payments expense	9.8	9.8		9.8
Transactions with non-controlling interests	(10.2)	0.0				0.0	(10.2)
Number of shares (in shares) at Mar. 31, 2021 | shares			293,355,463
Balances, end of year at Mar. 31, 2021	$ 3,212.8	$ 3,140.5	$ 1,516.2	$ 22.5	$ 58.1	$ 1,543.7	$ 72.3